Warrants (Details Narrative) (10K) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock issued during period, shares	790,000
Shares issued, price per share	$ 0.10
Number of warrants issued to purchase common stock	790,000
Warrants exercisable per share	$ 0.50		$ 1
Warrant expiration term	Aug. 31, 2017
Warrant term	2 years
Warrant, issued		7,248,657	7,248,657
Warrant , outstanding		7,248,657	7,248,657
Number of shares registered		4,634,657	4,634,657
Fair value of warrants				$ 6,569
Warrant [Member]
Fair value of warrants		$ 6,569	$ 6,569
Fair value assumptions, stock price		$ 0.10	$ 0.10
Fair value assumptions, exercise price		$ 0.50	$ .50
Fair value assumptions, term		2 years	2 years
Fair value assumptions, volatility		81.00%	81.00%
Fair value assumptions, annual dividend rate		0.00%	0.00%
Fair value assumptions, discount rate		0.75%	0.75%
Fair value assumptions, call option value		$ 0.01	$ 0.01